Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	MIDAS MAGIC, INC.
Central Index Key	0000788422
Amendment Flag	false
Document Creation Date	Apr 30, 2012
Document Effective Date	Apr 30, 2012
Prospectus Date	Apr 30, 2012

MIDAS MAGIC
MIDAS MAGIC (formerly Midas Special Fund)
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MIDAS MAGIC
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MIDAS MAGIC
Management Fees	0.99%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	2.17%
Total Annual Fund Operating Expenses	4.16%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
MIDAS MAGIC	418	1,264	2,124	4,339

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund’s investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund’s objective, the investment manager may use a seasonal investing strategy to invest the Fund’s assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena. The investment manager’s analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may invest in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio. A risk of investing in stocks is that their value will go up and down reflecting stock market movements and you could lose money. The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations. These investments may involve above average market price volatility and greater risk of loss. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns. As of December 31, 2011, the Fund held approximately 34% and 32% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase. Thus, the volatility of the Fund’s net assets value and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s investments. Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. There can be no assurance that the Fund’s use of leverage will be successful.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Short Selling, Options, and Futures Transactions. The Fund may engage in short selling, options, and futures transactions to increase returns. There is a risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Small Capitalization. The Funds may invest in companies that are small or thinly capitalized and may have a limited operating history. Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments. The securities of small companies generally are less liquid. During broad market downturns, the Fund’s net asset value may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection. The securities in the Fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund’s after tax performance.
Past Performance
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. Past performance (before and after taxes) is not predictive of future performance.
MIDAS MAGIC – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 23.28% Worst Quarter: 10/1/08 - 12/31/08 (32.60)%
Average annual total return for the periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
MIDAS MAGIC	8.62%	(0.90%)	1.02%
After Taxes on Distributions MIDAS MAGIC	8.62%	(0.90%)	1.02%
After Taxes on Distributions and Sales MIDAS MAGIC	5.60%	(0.76%)	0.88%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) MIDAS MAGIC	2.11%	(0.25%)	2.92%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) MIDAS MAGIC	(4.18%)	0.15%	5.62%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MIDAS MAGIC, INC.
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
MIDAS MAGIC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDAS MAGIC (formerly Midas Special Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund’s investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund’s objective, the investment manager may use a seasonal investing strategy to invest the Fund’s assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena. The investment manager’s analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may invest in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio. A risk of investing in stocks is that their value will go up and down reflecting stock market movements and you could lose money. The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations. These investments may involve above average market price volatility and greater risk of loss. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns. As of December 31, 2011, the Fund held approximately 34% and 32% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase. Thus, the volatility of the Fund’s net assets value and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s investments. Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. There can be no assurance that the Fund’s use of leverage will be successful.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Short Selling, Options, and Futures Transactions. The Fund may engage in short selling, options, and futures transactions to increase returns. There is a risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Small Capitalization. The Funds may invest in companies that are small or thinly capitalized and may have a limited operating history. Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments. The securities of small companies generally are less liquid. During broad market downturns, the Fund’s net asset value may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection. The securities in the Fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

		Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund’s after tax performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns. As of December 31, 2011, the Fund held approximately 34% and 32% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase. Thus, the volatility of the Fund’s net assets value and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. Past performance (before and after taxes) is not predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	MIDAS MAGIC – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7/1/09 - 9/30/09 23.28% Worst Quarter: 10/1/08 - 12/31/08 (32.60)%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total return for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
MIDAS MAGIC | MIDAS MAGIC
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.16%
One Year	rr_ExpenseExampleYear01	418
Three Years	rr_ExpenseExampleYear03	1,264
Five Years	rr_ExpenseExampleYear05	2,124
Ten Years	rr_ExpenseExampleYear10	4,339
2002	rr_AnnualReturn2002	(10.66%)
2003	rr_AnnualReturn2003	4.88%
2004	rr_AnnualReturn2004	10.63%
2005	rr_AnnualReturn2005	(1.20%)
2006	rr_AnnualReturn2006	13.11%
2007	rr_AnnualReturn2007	14.28%
2008	rr_AnnualReturn2008	(45.84%)
2009	rr_AnnualReturn2009	34.56%
2010	rr_AnnualReturn2010	5.67%
2011	rr_AnnualReturn2011	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.60%)
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
10 Years	rr_AverageAnnualReturnYear10	1.02%
MIDAS MAGIC | After Taxes on Distributions | MIDAS MAGIC
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
10 Years	rr_AverageAnnualReturnYear10	1.02%
MIDAS MAGIC | After Taxes on Distributions and Sales | MIDAS MAGIC
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	0.88%
MIDAS MAGIC | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
MIDAS MAGIC | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MIDAS MAGIC, INC.
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012